Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets
Goodwill and Intangible Assets

Note 6 – Goodwill and Intangible Assets

Goodwill

There were no changes in the goodwill balance in 2013 or 2012. ChoiceOne evaluates goodwill annually for impairment. Recently issued accounting pronouncements allow a company to first perform a qualitative assessment for goodwill prior to a quantitative assessment (Step 1 assessment). If the results of the qualitative assessment indicate that it is more likely than not that goodwill is impaired, then a quantitative assessment must be performed. If not, there is no further assessment required.

Prior to 2013, ChoiceOne was required to perform a quantitative assessment and engaged an outside consulting firm to assist management in performing its annual evaluation of goodwill for impairment as of June 30, 2012. The following steps were used in the valuation: determination of the reporting unit, determination of the appropriate standard of value, determination of the appropriate level of value, calculation of fair value, and comparison of the fair value computed to the equity carrying value. It was determined that the relevant reporting unit to be valued was ChoiceOne Bank. The standard of value used in the valuation was fair value as determined by generally accepted accounting principles. The appropriate level of value was determined to be the controlling interest level. The appraisal methodology used to calculate the fair value included the income approach, which was a discounted cash flow value based on projected earnings capacity. The income approach used a discount rate of 12.50%, a growth assumption of 1.8% for assets for the first year and 2.0% in subsequent years, and an assumption of cost savings of 20% of noninterest expense as a result of synergies and cost reductions from a change in control. The appraisal methodology also included the market approach, which was based on price-to-earnings multiples, price-to-tangible book value ratios, and core deposit premiums for selected bank sale transactions. The asset approach was also an approach that was reviewed, but it was not used in determining the fair value since it did not render a control level indication of value. The results from the valuation approaches were used to calculate an estimate of the fair value of ChoiceOne’s equity, which was compared to the carrying value of equity to determine whether the Step 1 test under generally accepted accounting principles that govern the valuation of goodwill was passed. The goodwill analysis determined that the fair value of ChoiceOne’s equity exceeded the carrying value by 10.8%. Based on this assessment, management believed that there was no indication of goodwill impairment at June 30, 2012.

Management performed a qualitative assessment of goodwill as of June 30, 2013 and December 31, 2013. The analysis was performed including evaluation of the share price, book value, and financial results of ChoiceOne as compared to the previous year. Additionally, industry and market conditions were evaluated and compared to 2011 and 2012. Average deal prices in the Midwest of closed transactions have indicated increases in deal values to tangible common equity, deal values to earnings, and core deposit premiums when compared to the observed prices used in the 2012 quantitative assessment. Further, macro-economic trends have been on a positive trajectory recently and there have been no adverse legal, regulatory, contractual, political or other factors that have materially impacted ChoiceOne. Upon completion of the qualitative assessment, ChoiceOne believed that was more likely than not that the fair value of ChoiceOne’s equity exceeded the carrying value at the assessment dates and there was not further quantitative assessment necessary for 2013.

Acquired Intangible Assets

Information for acquired intangible assets at December 31 follows:

(Dollars in thousands)

	2013		2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

Core deposit intangible	$4,134	$2,963	$4,134	$2,549
Other intangible assets	347	243	347	208
Totals	$4,481	$3,206	$4,481	$2,757

The core deposit intangible and other intangible assets are being amortized on a straight-line basis over ten years. Intangible assets are reviewed for impairment on a quarterly basis. No impairment was indicated as of December 31, 2013 or December 31, 2012. Aggregate amortization expense was $449,000 for 2013 and $448,000 for both 2012 and 2011. The estimated amortization expense for the next three years ending December 31 is as follows:

(Dollars in thousands)	Core	Other
	Deposit	Intangible
	Intangible	Assets	Total

2014	$413	$35	$448
2015	413	35	448
2016	345	34	379
Totals	$1,171	$104	$1,275